Organization and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2013
Fair Market Value of all Outstanding Mexican Peso Option Contracts

The fair market value of all outstanding Mexican peso option contracts in the accompanying Consolidated Balance Sheets was as follows (thousands of dollars):

	June 30, 2013	July 1, 2012
Not Designated as Hedging Instruments:
Other current liabilities:
Mexican peso option contracts	$—	$(395)

Pre-Tax Effects of the Peso Option Contracts

The pre-tax effects of the Mexican peso option contracts on the accompanying Consolidated Statements of Income and Comprehensive Income (Loss) consisted of the following (thousands of dollars):

	Other Income, net
	June 30, 2013	July 1, 2012
Not Designated as Hedging Instruments:
Realized gain	$27	$18
Realized (loss)	$(39)	$(438)
Unrealized gain (loss)	$395	$(640)

Summary of Financial Assets and Liabilities at Fair Value on Recurring Basis

The following table summarizes our financial assets and liabilities measured at fair value on a recurring basis as of June 30, 2013 and July 1, 2012 (thousands of dollars):

	June 30, 2013				July 1, 2012
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets:
Rabbi Trust Assets:
Stock Index Funds:
Small Cap	$115	$—	$—	$115	$209	$—	$—	$209
Mid Cap	114	—	—	114	206	—	—	206
Large Cap	115	—	—	115	640	—	—	640
U.S. Treasury Securities	—	—	—	—	2,512	—	—	2,512
Cash and Cash Equivalents	1,193	—	—	1,193	806	—	—	806
Mexican peso option contracts	—	—	—	—	—	80	—	80
Total assets at fair value	$1,537	$—	$—	$1,537	$4,373	$80	$—	$4,453

Liabilities:
Mexican peso option contracts	$—	$—	$—	$—	$—	$475	$—	$475

Changes in the Allowance for Doubtful Accounts

Changes in the allowance for doubtful accounts were as follows (thousands of dollars):

	Balance, Beginning of Year	Provision for Doubtful Accounts	Net (Write- Offs) Recoveries	Balance, End of Year
Year ended June 30, 2013	$500	$—	$—	$500
Year ended July 1, 2012	$400	$116	$(16)	$500
Year ended July 3, 2011	$400	$—	$—	$400

Inventories

Inventories: Inventories are comprised of material, direct labor and manufacturing overhead, and are stated at the lower of cost or market using the first-in, first-out (“FIFO”) cost method of accounting. Inventories consisted of the following (thousands of dollars):

	June 30, 2013	July 1, 2012
Finished products	$6,966	$5,313
Work in process	6,164	5,659
Purchased materials	12,682	11,564
	25,812	22,536
Excess and obsolete reserve	(1,500)	(1,300)
Inventories, net	$24,312	$21,236

Activity Related to the Excess and Obsolete Inventory Reserve

The activity related to the excess and obsolete inventory reserve was as follows (thousands of dollars):

	Balance, Beginning of Year	Provision Charged to Expense		Amounts Written Off		Balance, End of Year
Year ended June 30, 2013	$1,300	$511	$	311	$	1,500
Year ended July 1, 2012	$1,200	$385	$	285	$	1,300
Year ended July 3, 2011	$1,418	$334	$	552	$	1,200

Schedule Of Activity Related To Repair And Maintenance Supply Parts Reserve Table Text Block

The activity related to the repair and maintenance supply parts reserve was as follows (thousands of dollars):

	Balance, Beginning of Year		Provision Charged to Expense		Amounts Written Off		Balance, End of Year
Year ended June 30, 2013	$500	$	195	$	195	$	500
Year ended July 1, 2012	$695	$	200	$	395	$	500
Year ended July 3, 2011	$680	$	78	$	63	$	695

Intangible Assets Carrying Value and Accumulated Amortization

The carrying value and accumulated amortization were as follows (thousands of dollars):

	June 30, 2013	July 1, 2012
Patents, engineering drawings and software	$890	$890
Less: accumulated amortization	(453)	(354)
	$437	$536

Property, Plant and Equipment, Useful Lives of Assets

Property, plant and equipment are stated at cost. Property, plant and equipment are depreciated on a straight-line basis over the estimated useful lives of the assets as follows:

Classification	Expected Useful Lives
Land improvements	20 years
Buildings and improvements	20 to 35 years
Machinery and equipment	3 to 10 years

Property, Plant and Equipment

Property, plant and equipment consisted of the following (thousands of dollars):

	June 30, 2013	July 1, 2012
Land and improvements	$3,417	$2,809
Buildings and improvements	19,371	18,522
Machinery and equipment	140,649	130,683
	163,437	152,014
Less: accumulated depreciation	(112,022)	(105,684)
	$51,415	$46,330

Inventory Purchase from Major Suppliers

Supplier Concentrations: The following inventory purchases were made from major suppliers during each fiscal year noted:

Fiscal Year	Percentage of Inventory Purchases	Number of Suppliers
2013	38%	7
2012	41%	14
2011	40%	11

Detail of Items Impacting other Income, Net

The impact of these items for the periods presented was as follows (thousands of dollars):

	June 30, 2013	Years Ended July 1, 2012	July 3, 2011
Foreign currency transaction (loss) gain	$(395)	$1,369	$(836)
Rabbi Trust gain	164	24	384
Unrealized (loss) gain on Mexican peso option contracts	395	(640)	245
Realized (loss) gain on Mexican peso option contracts, net	(12)	(420)	33
Other	177	249	394
	$329	$582	$220

Changes In Balance Sheet Amounts Under Self Insured Plans Table Text Block

Changes in the balance sheet amounts for self-insured plans were as follows (thousands of dollars):

	Balance, Beginning of Year	Provision Charged to Expense	Payments	Balance, End of Year
Year ended June 30, 2013	$320	$3,948	$3,848	$420
Year ended July 1, 2012	$320	$4,148	$4,148	$320
Year ended July 3, 2011	$320	$3,077	$3,077	$320

Changes in Warranty Reserve

Changes in the warranty reserve were as follows (thousands of dollars):

	Balance, Beginning of Year	Provision Charged (Credited) to Expense	Payments	Balance, End of Year
Year ended June 30, 2013	$4,958	$(404)	$2,054	$2,500
Year ended July 1, 2012	$3,856	$2,050	$948	$4,958
Year ended July 3, 2011	$1,718	$2,807	$669	$3,856

Accumulated other Comprehensive Loss

Accumulated Other Comprehensive Loss: Accumulated other comprehensive loss is comprised of the following (thousands of dollars):

	June 30, 2013	July 1, 2012	July 3, 2011
Unrecognized pension and postretirement benefit liabilities, net of tax	$18,944	$31,762	$19,772
Foreign currency translation	3,268	3,995	1,978
	$22,212	$35,757	$21,750

Intrinsic Value Of Stock Options Exercised And Fair Value Of Stock Options Vested Table Text Block

The intrinsic value of stock options exercised and the fair value of stock options vested were as follows (in thousands of dollars):

	Years Ended
	June 30, 2013	July 1, 2012	July 3, 2011
Intrinsic value of options exercised	$1,110	$26	$44
Fair value of stock options vested	$266	$268	$293

Grant Date Fair Values and Assumptions

The grant date fair values and assumptions used to determine compensation expense were as follows:

Options Granted During	2013		2012		2011
Weighted average grant date fair value:
Options issued at grant date market value	n/a		n/a		n/a
Options issued above grant date market value	$10.48	$	10.29	$	7.48
Assumptions:
Risk free interest rates	0.95%		1.23%		1.08%
Expected volatility	57.58%		59.88%		59.89%
Expected dividend yield	1.69%		1.74%		1.54%
Expected term (in years)	6.0		6.0		4.0

Range of Options Outstanding

The range of options outstanding as of June 30, 2013 was as follows:

	Number of Options Outstanding/ Exercisable		Weighted Average Exercise Price Outstanding/ Exercisable	Weighted Average Remaining Contractual Life Outstanding (In Years)
$10.92-$25.64	224,955/93,455	$	20.34/$14.84	6.3
$56.08-$63.25	46,500/46,500	$	60.33/$60.33	1.2
		$	27.19/$29.95

MEXICO
Property, Plant and Equipment

The gross and net book value of property, plant and equipment located outside of the United States, primarily in Mexico, were as follows (thousands of dollars):

	June 30, 2013	July 1, 2012
Gross book value	$70,809	$62,497
Net book value	$25,777	$20,434